[Letterhead of PFPC Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903]


July 5, 2000


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549

Re:	Kelmoore Strategic Trust (the "Trust")
File Nos.  333-69365 and 811-9165
CIK No. 001073791

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Kelmoore Strategic Trust do not differ from those contained in Post-Effective Amendment No. 4/6
(the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment was filed electronically on June 28, 2000.

Please call the undersigned at (610) 239-4519 with any questions you may have.

Very truly yours,

/s/ Charlene Bailey

Charlene Bailey
Regulatory Administrator



cc:	Kimberly J. Smith, Esq., Sutherland Asbill & Brennan LLP